Subsidiaries - Schedule of Companies Included in Scope of Consolidation (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Loral Skynet Corporation [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Loral Space & Communications Inc. [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Skynet Satellite Corporation [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat (IOM) Limited [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	Isle of Man
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat Brasil Capacidade de Satélites Ltda. [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	Brazil
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat Can ULC [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat CanHold Corporation [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat Canada [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat International Limited [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	United Kingdom
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat LEO U.S. Inc. [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat Network Services, Inc. [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat Partnership LP [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat Satellite LP [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat Spectrum General Partnership [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
Telesat U.S. Services, LLC [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]
The SpaceConnection Inc. [Member]
Schedule of Companies Included in Scope of Consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights	100.00%	[1]

[1]	Details of the non-controlling interest are described in Note 26.